Janus Henderson Global Real Estate Fund Expense Example - Class D Shares [Member] - Janus Henderson Global Real Estate Fund - Class D	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,002